Supplementary Financial Statements Information - Schedule of Revenue by Products and Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue by Products and Services [Abstract]
Proprietary software and related services	$ 724,900	$ 693,426	$ 659,470
Other products and third party	534,869	503,327	494,344
Services	1,497,742	1,424,150	1,418,543
Total	$ 2,757,511	$ 2,620,903	$ 2,572,357